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                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                  September 25, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                Re: UBS Pathfinders Trust, Treasury & Growth Stock, Series 28
                      File #333-108528
                      Rule 497(j) Filing

Dear Sir/Madam:

                On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 25, 2003.



                                         Very truly yours,


                                         /s/ Kathleen H. Moriarty, Esq.
                                         ------------------------------
                                         Kathleen H. Moriarty, Esq.